THE EXCHEQUER VARIABLE ANNUITY

A FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED
AND VARIABLE ANNUITY CONTRACT
issued by
Security Life of Denver Insurance Company
and its
Security Life Separate Account A1

Supplement Effective as of April 29, 2011

This supplement updates and amends certain information contained in your prospectus dated May 1, 1998, and subsequent supplements thereto. Please read it carefully and keep it with your prospectus for future reference.
__________________________________________________________________________

IMPORTANT INFORMATION REGARDING
A PORTFOLIO NAME CHANGE

Effective April 29, 2011, the following Portfolio available through the Security Life Separate Account A1 will change its name as follows:

Former Portfolio Name	Current Portfolio Name
ING Van Kampen Equity and Income Portfolio	ING Invesco Van Kampen Equity and Income Portfolio

IMPORTANT INFORMATION ABOUT THE PORTFOLIOS

AVAILABLE THROUGH THE CONTRACT

The following chart lists the Portfolios that are, effective April 29 2011, available through the Investment Divisions of Security Life Separate Account A1, along with each Portfolio’s investment adviser/subadviser and investment objective. More detailed information about these Portfolios can be found in the current prospectus and Statement of Additional Information for each Portfolio. If you received a summary prospectus for any of the Portfolios available through your Contract, you may obtain a full prospectus and other Portfolio information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the Portfolio’s summary prospectus.

There is no assurance that the stated investment objectives of any of the Portfolios will be achieved. Shares of the Portfolios will rise and fall in value and you could lose money by allocating Contract value to the Investment Divisions that invest in the Portfolios. Shares of the Portfolios are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Portfolios are diversified, as defined under the 1940 Act.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING FMRSM Diversified Mid Cap	Investment Adviser:	Seeks long-term growth of capital.
Portfolio (Class I)	Directed Services LLC
Subadviser:
Fidelity Management & Research
Company
ING JPMorgan Emerging Markets	Investment Adviser:	Seeks capital appreciation.
Equity Portfolio (Class I)	Directed Services LLC
Subadviser:
J.P. Morgan Investment Management Inc.
ING JPMorgan Small Cap Core	Investment Adviser:	Seeks capital growth over the long
Equity Portfolio (Class I)	Directed Services LLC	term.
Subadviser:
J.P. Morgan Investment Management Inc.
ING Large Cap Growth Portfolio	Investment Adviser:	Seeks long-term capital growth.
(Class I)	Directed Services LLC
Subadviser:
ING Investment Management Co.
ING Limited Maturity Bond	Investment Adviser:	Seeks highest current income
Portfolio (Class S)	Directed Services LLC	consistent with low risk to principal
	Subadviser:	and liquidity and secondarily, seeks to
	ING Investment Management Co.	enhance its total return through capital
appreciation when market factors,
such as falling interest rates and rising
bond prices, indicate that capital
appreciation may be available without
significant risk to principal.
ING Liquid Assets Portfolio	Investment Adviser:	Seeks high level of current income
(Class I)	Directed Services LLC	consistent with the preservation of
	Subadviser:	capital and liquidity.
ING Investment Management Co.
ING MFS Utilities Portfolio	Investment Adviser:	Seeks total return.
(Class S)	Directed Services LLC
Subadviser:
Massachusetts Financial Services
Company
ING Pioneer Fund Portfolio	Investment Adviser:	Seeks reasonable income and capital
(Class S)	Directed Services LLC	growth.
Subadviser:
Pioneer Investment Management, Inc.
ING T. Rowe Price Equity Income	Investment Adviser:	Seeks substantial dividend income as
Portfolio (Class I)	Directed Services LLC	well as long-term growth of capital.
Subadviser:
T. Rowe Price Associates, Inc.
ING U.S. Stock Index Portfolio	Investment Adviser:	Seeks total return.
(Class I)	Directed Services LLC
Subadviser:
ING Investment Management Co.
ING Invesco Van Kampen Equity	Investment Adviser:	Seeks total return, consisting of long-
and Income Portfolio (Class I)	Directed Services LLC	term capital appreciation and current
	Subadviser:	income.
Invesco Advisers, Inc.

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Investment Adviser/
Fund Name	Subadviser	Investment Objective
ING Pioneer High Yield Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	Directed Services LLC	through income and capital
	Subadviser:	appreciation.
Pioneer Investment Management, Inc.
ING T. Rowe Price Diversified Mid	Investment Adviser:	Seeks long-term capital appreciation.
Cap Growth Portfolio (Class I)	Directed Services LLC
Subadviser:
T. Rowe Price Associates, Inc.
ING Balanced Portfolio (Class I)	Investment Adviser:	Seeks total return consisting of capital
	ING Investments, LLC	appreciation (both realized and
	Subadviser:	unrealized) and current income; the
	ING Investment Management Co.	secondary investment objective is
long-term capital appreciation.
ING Intermediate Bond Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	ING Investments, LLC	consistent with reasonable risk. The
	Subadviser:	portfolio seeks its objective through
	ING Investment Management Co.	investments in a diversified portfolio
consisting primarily of debt securities.
It is anticipated that capital
appreciation and investment income
will both be major factors in
achieving total return.
ING International Index Portfolio	Investment Adviser:	Seeks investment results (before fees
(Class S)	ING Investments, LLC	and expenses) that correspond to the
	Subadviser:	total return of a widely accepted
	ING Investment Management Co.	international index.
ING RussellTM Large Cap Growth	Investment Adviser:	A non diversified portfolio that seeks
Index Portfolio (Class I)	ING Investments, LLC	investment results (before fees and
	Subadviser:	expenses) that correspond to the total
	ING Investment Management Co.	return of the Russell Top 200®
Growth Index.

IMPORTANT INFORMATION ABOUT PORTFOLIOS CLOSED TO NEW INVESTMENT

The Investment Divisions that invest in the following Portfolios have been closed to new investment:

  Invesco V.I. Core Equity Fund

  Van Eck VIP Global Hard Assets Fund

Contract owners who have Contract value allocated to one or more of the Investment Divisions which correspond to these Portfolios may leave their Contract value in those Investment Divisions, but future allocations and transfers into those Investment Divisions are prohibited. If your most recent premium allocation instructions includes an Investment Division that corresponds to one of these Portfolios, premium received that would have been allocated to an Investment Division corresponding to one of these Portfolios may be automatically allocated among the other available Investment Divisions according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available Portfolios, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050 or www.ingservicecenter.com. See the “Your Right to Transfer Among Divisions” section beginning on page 27 of your Contract prospectus for information about making allocation changes.

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IMPORTANT INFORMATION ABOUT THE COMPANY’S
INTEREST BEARING RETAINED ASSET ACCOUNT

Unless the Beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing retained asset account that is backed by our general account. This account is not FDIC insured and can be accessed by the Beneficiary through a draftbook feature. The Beneficiary may access the entire Death Benefit at any time through the draftbook without penalty. Interest credited on this account may be less than you could earn if the lump-sum payment was invested outside of the Contract. Additionally, interest credited on this account may be less than under other settlement options available through the Contract, and the Company seeks to earn a profit on this account.

At the time of Death Benefit election, the Beneficiary may elect to receive the Death Benefit directly by check rather than through the retained asset account draftbook feature by notifying us at the ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050 or www.ingservicecenter.com.

MORE INFORMATION IS AVAILABLE

More information about the Portfolios available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each Portfolio. You may obtain these documents by contacting us at our:

ING Customer Service Center
P.O. Box 5065
Minot, ND 58702-5065
1-877-253-5050

If you received a summary prospectus for any of the Portfolios available through your Contract, you may obtain a full prospectus and other Portfolio information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the Portfolio’s summary prospectus.

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